Expense Example	Apr. 30, 2026 USD ($)
Investor Shares | FAM Value Fund | FAM Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Investor Shares | SUMMARY SECTION | FAM Dividend Focus Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Investor Shares | FAM Small Cap Fund | FAM Small Cap Fund Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
Institutional | FAM Value Fund | FAM Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,363
Institutional | SUMMARY SECTION | FAM Dividend Focus Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,468
Institutional | FAM Small Cap Fund | FAM Small Cap Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	$ 1,398